Note 16 - Interest Rate Risk Position (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	July 31, 2024		October 31, 2023
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$5,444	$(5,457)	$4,046	$(4,059)

Duration difference between assets and liabilities (months)	(2.8)		(2.0)